Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital and premium on shares	Fair value of financial assets reserve	Transactions with related parties reserve	Currency translation differences reserve	Share-based payments reserve	Accumulated deficit	Total
Balance at Dec. 31, 2019	$ 1,880	$ 0	$ 14	$ 22	$ 0	$ (425)	$ 1,491
Share-based payments	0	0	0	0	3,958	0	3,958
Reverse acquisition	11,439	0	0	0	0	0	11,439
Issuance of shares and warrants, net	14,067	0	0	0	0	0	14,067
Exercise of options - Investors	2,753	0	0	0	0	0	2,753
Exercise of options - Share-Based Payment	342				(319)		23
Other comprehensive income (loss)	0	(334)	0	758	0	0	424
Loss for the period	0	0	0	0	0	(18,524)	(18,524)
Balance at Dec. 31, 2020	30,481	(334)	14	780	3,639	(18,949)	15,631
Share-based payments	0	0	0	0	3,965	0	3,965
Issuance of shares and warrants, net	32,330	0	0	0	0	0	32,330
Exercise of options	6,799				(3,576)		3,223
Other comprehensive income (loss)	0	0	0	495	0	0	495
Loss for the period	0	0	0	0	0	(18,022)	(18,022)
Balance at Dec. 31, 2021	69,610	(334)	14	1,275	4,028	(36,971)	37,622
Share-based payments	0	0	0	0	1,146	0	1,146
Issuance of shares and warrants, net	2,528	0	0	0	0	0	2,528
Exercise of options	1,096				(1,043)		53
Other comprehensive income (loss)	0	0	0	(2,699)	0	0	(2,699)
Loss for the period	0	0	0	0	0	(30,767)	(30,767)
Balance at Dec. 31, 2022	$ 73,234	$ (334)	$ 14	$ (1,424)	$ 4,131	$ (67,738)	$ 7,883